Shareholder Report, Holdings (Details)	Jun. 30, 2024
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Murphy Oil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Pan American Silver Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Patterson-UTI Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | PNM Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Korn/Ferry International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Small Cap Value Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Murphy Oil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Pan American Silver Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Patterson-UTI Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | PNM Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Korn/Ferry International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Columbia Variable Portfolio - Small Cap Value Fund - Class 1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%